Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Schedule of provisions

	Onerous contracts	Warranties	Total
	€’000	€’000	€’000
At January 1, 2022	-	-	-
Provisions made during the year	8,403	-	8,403
At December 31, 2022	8,403		8,403
Provisions made during the year	-	-	-
Provisions used during the year	(4,972)	-	(4,972)
Provisions reversed during the year	(2,822)	-	(2,822)
Transfers	(197)	197	-
At December 31, 2023	412	197	609